Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies [Abstract]
Summary of Estimated Useful Lives For Current Period and Comparative Period

The estimated useful lives for the current period and comparative period are as follows:

	Useful life (years)	Annual depreciation rate
Machinery and equipment	10	10%
Office furniture and equipment	10	10%
Computer equipment	4 – 3.3	25% - 30%
Transportation equipment	5 – 4	20% - 25%
Communication equipment	10 – 4 – 3.3	10% - 25% - 30%
Improvements on leased assets	10	10%

Summary of Amortization Periods For Current Period and Comparative Period

Amortization periods for the current and comparative period are as follows:

	Period (years)	Annual amortization rate
Improvements to concession assets	20 – 12.5	5% - 8%
Airport concessions	49 – 25 – 18	2% - 4% - 5.5%
Rights to use airport facilities	49 – 10	2% - 10%
Other acquired rights	44 – 48	2%